Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the activities related to Prosper's restructuring plan (in thousands):

	Severance Related	Facilities Related	Total
Balance January 1, 2016	—	—	—
Adjustments to expense	7,256	8,735	15,991
Transfer from deferred rent	—	764	764
Less: Cash paid	(6,659)	(3,447)	(10,106)
Balance December 31, 2016	597	6,052	6,649
Adjustments to expense	(13)	1,227	1,214
Sublease cash receipts	—	210	210
Less: Cash paid	(584)	(4,245)	(4,829)
Balance December 31, 2017	$—	$3,244	$3,244